(20) TAXES, FEES AND CONTRIBUTIONS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
IRPJ (corporate income tax)	R$ 73,058	R$ 59,026
CSLL (social contribution on net income)	27,392	22,430
Income tax and social contribution	100,450	81,457
ICMS (State VAT)	430,149	403,492
PIS (tax on revenue)	30,760	32,486
COFINS (tax on revenue)	152,945	141,757
Income tax withholding on interest on capital	7,909	0
Other	43,225	51,111
Other taxes	664,989	628,846
Total	765,438	710,303
Noncurrent
ICMS (State VAT)	772	0
PIS (tax on revenue)	0	18,839
PIS/COFINS payment	8,919	0
Other taxes	9,691	18,839
Total noncurrent	R$ 9,691	R$ 18,839